Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 97,694	¥ 129,959
Other assets		2,586	2,786
Policy liabilities and Policy Account Balances		136,257	167,207
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		2,586	2,786
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		136,257	167,207
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	97,694	129,959
Other assets		2,586	2,786
Policy liabilities and Policy Account Balances		136,257	167,207
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	2,586	2,786
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	136,257	167,207
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		(1,052)	428	¥ (2,429)
Gains (losses) from changes in instrument-specific credit risk		0	0	0
Aggregate unpaid loan principal balance		98,135	130,554
Aggregate loan fair value		97,694	129,959
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		441	595
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		(59)	(6)	(11)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		5,379	1,000
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		441	399	(516)
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		10,679	7,751
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		1,954	3,269	¥ 1,066
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		24,960	26,945
Amounts investment funds measured at net asset value per share are not included in above tables		118,666	¥ 85,280
Fair Value, Measurements, Recurring | 90 Days or More Past Due | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		17,098
Aggregate loan fair value		16,346
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		¥ 752

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥2,429 million, a gain of ¥428 million and a loss of ¥1,052 million from the change in the fair value of the loans for fiscal 2023, 2024 and 2025,respectively. No gains or losses were recognized in earnings during fiscal 2023, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. As of March 31, 2024, there were no loans that are 90 days or more past due or, in non-accrual status. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,586 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥136,257 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”